Schedule of net loss per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net loss - basic and diluted	$ (18,502,661)	$ (26,544,958)
Weighted average shares outstanding - basic	55,394,193	35,745,864
Weighted average shares outstanding - diluted	55,394,193	35,745,864
Net loss per share - basic	$ (0.33)	$ (0.74)
Net loss per share - diluted	$ (0.33)	$ (0.74)